Convertible notes payable (Tables)	6 Months Ended
Jun. 30, 2023
Convertible notes payable
Schedule of convertible notes payable

	Principal	Unamortized debt	Net carrying
	amount	issuance costs	amount
	RMB	RMB	RMB

5% Investor Notes due on November 8, 2025	448,318	(8,449)	439,869

	Principal	Unamortized debt	Net carrying	Fair value
	amount	issuance costs	amount	Amount	Leveling
	RMB	RMB	RMB

5% Investor Notes due on November 8, 2025	471,335	(7,041)	464,294	440,879	Level 3